Employee Benefit Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Employee Benefit Plan
Employee Benefit Plan

Note 11. Employee Benefit Plan

In April 2024, the Company established a Safe Harbor 401(k) contribution plan under Section 401(k) of the Internal Revenue Code (“401(k) Plan”). Under the terms of the 401(k) Plan, all full-time employees were eligible to make voluntary contributions as a percentage or defined amount of compensation. The Company made matching contributions based on 100% of each employee’s contribution up to the first 3% of pay and then on 50% of employee contributions on the next 2% of pay of the employee’s eligible compensation.

The Company incurred expenses of approximately $29 thousand and $14 thousand, respectively, related to matching contributions for the three months ended March 31, 2026 and 2025.

Note 10. Employee Benefit Plan

In April 2024, the Company established a Safe Harbor 401(k) contribution plan under Section 401(k) of the Internal Revenue Code (“401(k) Plan”). Under the terms of the 401(k) Plan, all full-time employees were eligible to make voluntary contributions as a percentage or defined amount of compensation. The Company made matching contributions based on 100% of each employee’s contribution up to the first 3% of pay and then on 50% of employee contributions on the next 2% of pay of the employee’s eligible compensation.

The Company incurred expenses of approximately $73 thousand and $51 thousand related to matching contributions for the years ended December 31, 2025 and 2024, respectively.